GOODWILL (Details) (USD $)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011 item
Goodwill
Beginning balance	$ 2,073,091	$ 2,047,189
Exchange difference	6,369	25,902
Ending balance	2,079,460	2,073,091	2,047,189
Accumulated goodwill impairment
Beginning balance	(1,524,266)	(1,384,606)
Charge for the year	0	(139,660)	(128,522)
Ending balance	(1,524,266)	(1,524,266)	(1,384,606)
Goodwill, net	555,194	548,825
Number of business liquidated			2
Qianjiang and Jianli School
Accumulated goodwill impairment
Charge for the year			$ (128,522)
Number of acquired schools for which goodwill impairment loss recognized			2
Number of business liquidated			2